Stock-based compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock options and Stock appreciation rights outstanding
Weighted Average Exercise Price (in dollars per share)	$ 74.48	$ 65.03	$ 59.45	$ 53.01
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	23,991,377	34,200,054	33,962,000
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 64.46	$ 55.93	$ 51.75
Additional Stock-based Award Information under Stock Option and Stock Appreciation Rights
Weighted-average fair value per share of stock awards granted (in dollars per share)	$ 29.52	$ 28.34	$ 39.20
Intrinsic value of stock awards exercised	$ 649	$ 312	$ 488
Fair value of stock awards vested	108	167	66
Cash received from stock awards exercised	259	152	112
Additional Stock-based Award Information under Restricted Stock Units Activity
Weighted average fair value per share of stock awards granted (in dollars per share)	$ 89.18	$ 84.05	$ 104.61
Fair value of stock awards vested	106	117	229
Weighted average remaining contractual life (in years)	1 year 2 months
Stock-based compensation expense, before tax (in dollars)	254	231	245
Income tax benefit corresponding to stock-based compensation expense	79	73	78
Cash tax benefits realized from stock awards exercised	253	127	217
Tax benefit recordable in APIC on reduction of future income taxes payable	26
Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	34,581,083
Weighted Average Exercise Price (in dollars per share)	$ 74.48
Aggregate Intrinsic Value outstanding	721
Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	23,991,377
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 64.46
Aggregate Intrinsic Value of Stock awards exercisable	710
Exercise Price Range 22.17 To 45.64 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 22.17
Exercise Price Range 22.17 To 45.64 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 45.64
Exercise Price Range 22.17 To 45.64 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	4,740,246
Weighted Average Remaining Contractual Life outstanding (in Years)	3 years 0 months 5 days
Weighted Average Exercise Price (in dollars per share)	$ 28.93
Aggregate Intrinsic Value outstanding	301
Exercise Price Range 22.17 To 45.64 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	4,740,246
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3 years 5 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 28.93
Aggregate Intrinsic Value of Stock awards exercisable	301
Exercise Price Range 57.85 To 63.04 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 57.85
Exercise Price Range 57.85 To 63.04 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 63.04
Exercise Price Range 57.85 To 63.04 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	7,634,038
Weighted Average Remaining Contractual Life outstanding (in Years)	4 years 3 months 22 days
Weighted Average Exercise Price (in dollars per share)	$ 59.33
Aggregate Intrinsic Value outstanding	253
Exercise Price Range 57.85 To 63.04 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	7,634,038
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4 years 3 months 22 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 59.33
Aggregate Intrinsic Value of Stock awards exercisable	253
Exercise Price Range 66.77 To 73.20 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 66.77
Exercise Price Range 66.77 To 73.20 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 73.20
Exercise Price Range 66.77 To 73.20 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	7,744,932
Weighted Average Remaining Contractual Life outstanding (in Years)	2 years 0 months 7 days
Weighted Average Exercise Price (in dollars per share)	$ 72.51
Aggregate Intrinsic Value outstanding	155
Exercise Price Range 66.77 To 73.20 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	7,744,932
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	2 years 7 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 72.51
Aggregate Intrinsic Value of Stock awards exercisable	155
Exercise Price Range 86.77 To 89.75 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 86.77
Exercise Price Range 86.77 To 89.75 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 89.75
Exercise Price Range 86.77 To 89.75 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	4,195,185
Weighted Average Remaining Contractual Life outstanding (in Years)	8 years 0 months 22 days
Weighted Average Exercise Price (in dollars per share)	$ 89.68
Aggregate Intrinsic Value outstanding	12
Exercise Price Range 86.77 To 89.75 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	420,340
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	8 years 1 month 25 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 89.75
Aggregate Intrinsic Value of Stock awards exercisable	1
Exercise Price Range 96.31 To 110.09 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 96.31
Exercise Price Range 96.31 To 110.09 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 110.09
Exercise Price Range 96.31 To 110.09 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	10,266,682
Weighted Average Remaining Contractual Life outstanding (in Years)	7 years 9 months 5 days
Weighted Average Exercise Price (in dollars per share)	$ 102.04
Aggregate Intrinsic Value outstanding	0
Exercise Price Range 96.31 To 110.09 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	3,451,821
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	6 years 4 months 25 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 103.43
Aggregate Intrinsic Value of Stock awards exercisable	$ 0